Share-based compensation - Performance-Based Restricted stock units - Cost related to non-vested awards (Details) - PRSUs $ in Thousands	Mar. 31, 2025 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2025	$ 456
2026	449
2027	232
2028	33
Total	$ 1,170